Shareholders' Capital - Schedule of dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 15, 2025	Sep. 15, 2025	Jun. 13, 2025	Mar. 14, 2025	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends declared (in dollars per share)	$ 0.0225	$ 0.0225	$ 0.0225	$ 0.0225
Dividends declared	$ 17,268	$ 17,326	$ 17,304	$ 17,289	$ 69,187	$ 71,985